DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES	6 Months Ended
Jun. 30, 2011
DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES
NOTE 7 – DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES

FASB Accounting Standards Codification (ASC) Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Topic 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in active markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities Available for Sale

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include exchange traded equities. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Level 2 securities include certain collateralized mortgage and debt obligations, government agency bonds and certain municipal securities, and corporate obligations. Third party vendors compile prices from various sources and may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2). Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for specific investment securities but rather relying on the investment securities’ relationship to other benchmark quoted investment securities. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy. The Company currently holds no Level 3 securities.

Interest Rate Swap Agreements

The fair value is estimated by a third party using inputs that are observable or that can be corroborated by observable market data (such as the S&P 500 index) and, therefore, are classified within Level 2 of the valuation hierarchy.

Impaired Loans

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment in accordance with GAAP. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value, and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. In accordance with GAAP, impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. Collateral values are estimated using Level 3 inputs based on customized discounting criteria.

The following table presents the fair value measurements of assets and liabilities recognized in the accompanying balance sheet measured at fair value on a recurring and non-recurring basis and the level within the FASB ASC fair value hierarchy in which the fair value measurements fall at June 30, 2011:

		Fair Value Measurements Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Recurring basis:
Assets:
Available for sale securities:
U.S. Treasuries	$3,050	$—	$3,050	$—
Federal agencies	24,720	—	24,720	—
State and municipals	21,410	—	21,410	—
Mortgage–backed securities and collateralized mortgage obligations	1,417	—	1,417	—
Corporate obligations	1,816	—	1,816	—
Equities	14	14	—	—
Interest rate swap agreements – customer CDs	1,147	—	1,147	—
Total assets	53,574	14	53,560	—

Liabilities:
Written call options-customer CDs	(1,147)	—	(1,147)	—

Nonrecurring basis:
Impaired loans	4,201	—	—	4,201

The following table presents the fair value measurements of assets and liabilities recognized in the accompanying balance sheet measured at fair value on a recurring and non-recurring basis and the level within the FASB ASC fair value hierarchy in which the fair value measurements fall at December 31, 2010:

		Fair Value Measurements Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Recurring basis:
Assets:
Available for sale securities:
U.S. Treasuries	$3,578	$—	$3,578	$—
Federal agencies	25,545	—	25,545	—
State and municipals	17,968	—	17,968	—
Mortgage–backed securities and collateralized mortgage obligations	1,813	—	1,813	—
Corporate obligations	1,831	—	1,831	—
Equities	14	14	—	—
Interest rate swap agreements – customer CDs	1,093	—	1,093	—
Total assets	51,842	14	51,828	—

Liabilities:
Written call options – customer CDs	(1,093)	—	(1,093)	—

Nonrecurring basis:
Impaired loans	1,779	—	—	1,779

Certain financial assets and financial liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). Financial assets and financial liabilities, excluding impaired loans, measured at fair value on a nonrecurring basis were not significant at June 30, 2011 and December 31, 2010.

Nonfinancial assets and nonfinancial liabilities measured at fair value on a recurring basis include other real estate owned (upon initial recognition or subsequent impairment) and reporting units measured at fair value in the first step of a goodwill impairment test. At June 30, 2011 and December 31, 2010, other real estate owned measured at fair value was $3.2 million and $3.0 million, respectively, using a combination of observable inputs, including recent appraisals and unobservable inputs based on customized discounting criteria. Due to the significance of the unobservable inputs, all other real estate owned values have been classified as Level 3. Goodwill was evaluated for impairment at December 31, 2010. No impairment was identified.

The following methods and assumptions were used to estimate fair values for financial instruments carried on the balance sheet at other than fair value. The carrying amount is considered to estimate fair value for cash and cash equivalents, deposits with no stated maturity such as demand, NOW, money market and savings deposits, accrued interest receivable and payable, and variable rate loans or deposits. The fair value of loans held for sale are based on quoted market prices. For interest-bearing time deposits, fixed rate loans and deposits, or borrowings, the fair value is estimated by discounted cash flow analysis using current market rates for the estimated life and credit risk. The carrying amount of life insurance approximates fair value as it reflects the policies’ cash surrender values. The fair value of off–balance–sheet items is based on the fees or cost that would currently be charged to enter into or terminate such agreements and is not material.

The carrying values and estimated fair values of the Company’s financial instruments as of June 30, 2011 and December 31, 2010 were as follows:

	June 30,		December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and due from banks	$12,054	$12,054	$17,087	$17,087
Interest-bearing time deposits in financial institutions	47,587	48,451	54,837	55,805
Securities available for sale	52,427	52,427	50,749	50,749
Loans held for sale	696	696	895	895
Loans, net	140,301	140,720	137,417	136,121
Cash surrender value of life insurance	3,780	3,780	3,679	3,679
Accrued interest receivable	1,639	1,639	1,397	1,397

Liabilities
Deposits with no stated maturities	179,619	179,619	183,802	183,802
Time deposits	72,470	73,544	74,793	76,499
Borrowings	—	—	2,000	2,005
Accrued interest payable	286	286	332	332